INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Amortizing intangible assets:
Gross carrying amount					¥ 404,378		¥ 400,444
Accumulated amortization	$ (11,766)				(76,555)	$ (2,907)	(20,187)
Net carrying amount					328,239		380,257
Indefinite-lived intangible assets
Indefinite-lived intangible assets					106,160		37,000
Total intangible assets
Total intangible assets, gross	78,468				510,538	63,005	437,444
Total intangible assets, net	66,702				433,983	$ 60,098	417,257
Amortization expense	$ 8,691	¥ 56,547	¥ 19,081
Impairment of other intangible assets		¥ 0	¥ 0	¥ 0
Future amortization of lease intangibles
2018					56,400
2019					56,380
2020					56,380
2021					56,380
2022					43,090
Minimum
Intangible assets
Weighted average amortization period	6 years	6 years
Maximum
Intangible assets
Weighted average amortization period	10 years	10 years
Customer list
Intangible assets
Weighted average amortization period	6 years	6 years	6 years
Amortizing intangible assets:
Gross carrying amount					239,309		239,309
Accumulated amortization					(53,180)		(13,295)
Net carrying amount					186,129		226,014
Trademark
Intangible assets
Weighted average amortization period	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount					150,637		150,637
Accumulated amortization					(20,085)		(5,021)
Net carrying amount					130,552		145,616
Acquired software
Intangible assets
Weighted average amortization period	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount					14,432		10,498
Accumulated amortization					(3,290)		(1,871)
Net carrying amount					11,558		8,627
License of Shanghai Exchange
Indefinite-lived intangible assets
Indefinite-lived intangible assets							¥ 37,000
Operating Licenses and Trading Rights
Indefinite-lived intangible assets
Indefinite-lived intangible assets					¥ 106,160